EQUITY INVESTMENTS - Ownership Information of Equity Investments (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Aug. 31, 2017	Jun. 02, 2017	Jun. 01, 2017	May 01, 2016	Mar. 31, 2016
Equity Investments
Income/(Loss) from Equity Investments	$ 714	$ 773	$ 514
Equity Investments	7,113	6,366
Iroquois
Equity Investments
Ownership interest percentage									50.00%	49.35%
TransGas
Equity Investments
Ownership interest percentage						46.50%
Grand Rapids
Equity Investments
Difference between the carrying value of the investment and the underlying equity in the net assets	$ 102	105
Canadian Natural Gas Pipelines | TQM
Equity Investments
Ownership interest percentage	50.00%			50.00%
Income/(Loss) from Equity Investments	$ 12	11	12
Equity Investments	$ 71	68
U.S. Natural Gas Pipelines | Northern Border
Equity Investments
Ownership interest percentage	50.00%			50.00%
Income/(Loss) from Equity Investments	$ 87	87	92
Equity Investments	$ 677	641
Difference between the carrying value of the investment and the underlying equity in the net assets				$ 115	$ 115
U.S. Natural Gas Pipelines | Iroquois
Equity Investments
Ownership interest percentage	50.00%			50.00%			0.66%	50.00%
Income/(Loss) from Equity Investments	$ 60	59	54
Equity Investments	$ 291	280
Difference between the carrying value of the investment and the underlying equity in the net assets				$ 41	$ 41
U.S. Natural Gas Pipelines | Millennium
Equity Investments
Ownership interest percentage	47.50%			47.50%
Income/(Loss) from Equity Investments	$ 75	66	33
Equity Investments	$ 511	291
U.S. Natural Gas Pipelines | Pennant Midstream
Equity Investments
Ownership interest percentage	47.00%			47.00%
Income/(Loss) from Equity Investments	$ 17	11	6
Equity Investments	256	228
U.S. Natural Gas Pipelines | Other
Equity Investments
Income/(Loss) from Equity Investments	17	17	29
Equity Investments	$ 113	92
Mexico Natural Gas Pipelines | Sur de Texas
Equity Investments
Ownership interest percentage	60.00%			60.00%
Income/(Loss) from Equity Investments	$ 27	66	(3)
Equity Investments	627	399
Mexico Natural Gas Pipelines | TransGas
Equity Investments
Income/(Loss) from Equity Investments	0	(12)	0
Equity Investments	$ 0	0
Liquids Pipelines | Grand Rapids
Equity Investments
Ownership interest percentage	50.00%			50.00%
Income/(Loss) from Equity Investments	$ 65	17	(1)
Equity Investments	1,028	996
Liquids Pipelines | Other
Equity Investments
Income/(Loss) from Equity Investments	(1)	(20)	0
Equity Investments	21	20
Liquids Pipelines | Canaport Energy East Marine Terminal Limited Partnership
Equity Investments
Equity Investments	$ 0	0
Energy | Bruce Power
Equity Investments
Ownership interest percentage	48.30%			48.30%
Income/(Loss) from Equity Investments	$ 311	434	293
Equity Investments	3,166	2,987
Difference between the carrying value of the investment and the underlying equity in the net assets	$ 870	902
Energy | Portlands Energy
Equity Investments
Ownership interest percentage	50.00%			50.00%
Income/(Loss) from Equity Investments	$ 36	31	33
Equity Investments	289	301
Difference between the carrying value of the investment and the underlying equity in the net assets	$ 73	73
Energy | ASTC Power Partnership
Equity Investments
Ownership interest percentage	50.00%			50.00%
Income/(Loss) from Equity Investments	$ 0	0	(37)
Equity Investments	0	0
Energy | Other
Equity Investments
Income/(Loss) from Equity Investments	8	6	$ 3
Equity Investments	$ 63	$ 63